Consolidated Balance Sheets - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Assets
Cash and due from banks	$ 118,888	$ 26,310
Interest-bearing deposits with banks	39,013	38,345
Securities (Note 4)
Trading	136,071	146,534
Investment, net of applicable allowance	139,743	102,470
Securities	275,814	249,004
Assets purchased under reverse repurchase agreements and securities borrowed	313,015	306,961
Loans (Note 5)
Retail	457,976	426,086
Wholesale	208,655	195,870
Loans	666,631	621,956
Allowance for loan losses (Note 5)	(5,639)	(3,100)
Loans, net	660,992	618,856
Segregated fund net assets (Note 16)	1,922	1,663
Other
Customers' liability under acceptances	18,507	18,062
Derivatives (Note 8)	113,488	101,560
Premises and equipment (Note 9)	7,934	3,191
Goodwill (Note 10)	11,302	11,236
Other intangibles (Note 10)	4,752	4,674
Other assets (Note 13)	58,921	49,073
Total other assets	214,904	187,796
Total assets	1,624,548	1,428,935
Deposits (Note 14)
Personal	343,052	294,732
Business and government	624,311	565,482
Bank	44,522	25,791
Total deposits	1,011,885	886,005
Segregated fund net liabilities (Note 16)	1,922	1,663
Other
Acceptances	18,618	18,091
Obligations related to securities sold short	29,285	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	274,231	226,586
Derivatives (Note 8)	109,927	98,543
Insurance claims and policy benefit liabilities (Note 15)	12,215	11,401
Other liabilities (Note 18)	69,831	58,137
Total other liabilities	514,107	447,827
Subordinated debentures (Note 19)	9,867	9,815
Total liabilities	1,537,781	1,345,310
Equity attributable to shareholders
Retained earnings	59,806	55,981
Other components of equity	3,414	4,248
Total equity attributable to shareholders	86,664	83,523
Non-controlling interests	103	102
Total equity	86,767	83,625
Total liabilities and equity	1,624,548	1,428,935
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 20)	5,945	5,707
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 20)	$ 17,499	$ 17,587